Note 19 Tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax assets and liabilities [Line Items]
Current tax assets	€ 932	€ 1,199	€ 1,765
Deferred tax assets	14,917	15,327	15,318
Tax assets	15,850	16,526	17,083
Current tax liabilities	644	545	880
Deferred tax liabilities	1,769	1,809	1,928
Tax liabilities	2,413	2,355	2,808
Pensions [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets	416	439	456
Financial instruments [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets	1,408	1,292	1,386
Deferred tax liabilities	1,124	908	1,014
Loss allowances [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets	1,676	1,683	1,636
Other [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets	1,101	1,069	1,045
Deferred tax liabilities	645	901	914
Secured tax assets [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets	9,304	9,361	9,363
Tax losses [Member]
Tax assets and liabilities [Line Items]
Deferred tax assets	€ 1,012	€ 1,483	€ 1,432